CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [text block]
The table below shows the fair values of assets and liabilities at the date of the transaction:

12-06-2017
ARAUCO INDUSTRIA DE PAINEIS LTDA.	ThU.S.$
Cash and cash equivalent	4,345
Trade and other current receivables	48,877
Inventories	23,335
Property, plant and equipment	91,956
Other assets	20,929
Total assets	189,442
Other financial liabilities, current and non-current	43,218
Trade and other payables	22,018
Other liabilities	74,791
Total liabilities	140,027
Total equity	49,415

Disclosure of information about revenue and net profit recognized at the acquisition day [Text Block]	The following table shows revenue and net profit recognized at the acquisition day:
January 1, 2017 to December 31, 2017
ARAUCO INDUSTRIA DE PAINEIS LTDA.	ThU.S.$
Revenue	11,830
Net loss	(1,376)

Disclosure of information about revenue and net profit as if combination occurred at beginning of period [Text Block]
If the acquisition had occurred on January 1, 2017, consolidated pro-forma revenue and profit for the year ended December 31, 2017 would have been:

January-December 2017
CELULOSA ARAUCO Y CONSTITUCIÓN S.A. AND SUBSIDIARIES	(Pro-forma) ThU.S.$
Revenue	5,395,859
Net profit	261,776